Organization and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization and Summary of Significant Accounting Policies
Schedule of Revenue Recognition
	Three Months Ended March 31,
	2023	2022
Software	$19,000	$32,000
Service	3,000	-
Total revenue	$22,000	$32,000

	Years Ended December 31,
	2022	2021
Software	$96,000	$193,000
Service	7,000	-
Total revenue	$103,000	$193,000

Schedule of Property and Equipment
Estimated Useful Life (Years)

Computer equipment	5
Computer software	3
Furniture and fixture	7
Office equipment	7

Schedule of earning per share
	Years Ended December 31,
	2022	2021
Options to purchase common stock	150,633,001	83,133,001
Warrants to purchase common stock	362,729,077	68,981,234
Convertible notes	29,450,564	21
Convertible Series B Preferred stock	1,255,638	1,255,638
Total	544,068,280	153,369,894

Schedule of Loss per Share
	Three Months Ended March 31,
	2023	2022
Options to purchase common stock	150,633,000	83,133,001
Warrants to purchase common stock	476,049,076	68,981,234
Convertible notes	101,745,573	21
Convertible Series B Preferred stock	1,255,638	1,284,394
Total	729,683,287	153,398,650